Certain Relationships and Related Party Transactions (Details) $ in Millions	2 Months Ended			7 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) employee
LINN Energy | Transition Services and Separation Agreement
Related Party Transaction [Line Items]
Related party transaction, monthly amount	$ 2.7	$ 6.0
Related party transaction, amount of transaction				$ 17.0	$ 17.0
Accounts receivable, due from related parties					0.0
Due to related parties					$ 0.0
Predecessor
Related Party Transaction [Line Items]
Number of employees | employee						0
Predecessor | LINN Energy | Transition Services and Separation Agreement
Related Party Transaction [Line Items]
Related party transaction, amount of transaction			$ 0.0			$ 69.0
Accounts receivable, due from related parties						3.0
Due to related parties						$ 43.0